ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2019
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.   ORGANIZATION AND PRINCIPAL ACTIVITIES

Mercurity Fintech Holding Inc. (formerly known as JMU Limited) (the “Company”), was incorporated in Cayman Islands on July 13, 2011. On December 28, 2016, the Company changed its name from Wowo Limited to JMU Limited. On April 30, 2020, the Company changed its name from JMU Limited to Mercurity Fintech Holding Inc. The Company completed its initial public offering (“IPO”) in National Association of Securities Dealers Automated Quotation (“NASDAQ”) on April 8, 2015.

The Company and its subsidiaries, variable interest entities (“VIEs”) and VIEs’ subsidiaries were primarily engaged in the sale of rice, flavor, bean oil, seafood, wine and some other types of generic food and beverage products through its website www.ccjoin.com though operating a business-to-business (“B2B”) online e-commerce platform that provides integrated services to suppliers and consumers in the catering industry in the People’s Republic of China (“PRC”).

On May 21, 2019, the Company acquired Unicorn Investment Limited (“Unicorn”) and its subsidiaries and a VIE (“the Acquisition”). Pursuant to a share purchase agreement, the Company purchased all the issued and outstanding shares of Unicorn from its shareholder for the consideration of 632,660,858 newly issued ordinary shares of the Company. On that date, Unicorn, a developer of asset transaction platform products based on blockchain technologies, became a wholly owned subsidiary of the Company.

On July 22, 2019, the Company sold all of its equity interests in New Admiral Limited, a subsidiary of the Company, together with all of its subsidiaries and consolidated VIEs and their respective subsidiaries (collectively, the “Food Supply Chain Entities”), which were engaged in the Company’s food supply chain business (“the Disposal”). The sale was pursuant to a definitive agreement entered into between the Company and Marvel Billion Development Limited, company with limited liability incorporated under the laws of Hong Kong (the “Buyer”), in exchange for the Buyer’s payment of $1,000,000 and the assumption of $4,521,053 of net liabilities of the Food Supply Chain Entities.

This disposal represents a strategic shift and has a major effect on the Company’s results of operations. Accordingly, assets and liabilities, revenues and expenses, and cash flows related to the Food Supply Chain Entities have been reclassified in the accompanying consolidated financial statements as discontinued operations for all periods presented. The consolidated statements of operations and the consolidated statements of cash flows for the years ended December 31, 2017 and 2018 are adjusted retrospectively to reflect the change. Additionally, the presentation of the accompanying notes will not include the financial information for the year ended December 31, 2017 and 2018 if they were nil due to the disposal and related classification within discontinued operations mentioned above.

As of December 31, 2019, the Company’s major subsidiaries and a VIE (collectively, the “Group”) are as follows:

		Place of	Percentage
	Date of	establishment/	of legal
	acquisition	incorporation	ownership
Subsidiaries:
Unicorn Investment Limited (“Unicorn”)	May 21, 2019	British Virgin Islands	100%
Ucon Capotal (HK) Limited(“Ucon”)	May 21, 2019	Hong Kong	100%
Beijing Lianji Future Technology Co., Ltd. (“Lianji Future” or "WFOE")	May 21, 2019	PRC	100%

VIE:
Beijing Lianji Technology Co., Ltd. (“Lianji Technology” or “VIE”)	May 21, 2019	PRC	N/A

The VIE arrangements

The PRC laws and regulations currently place certain restrictions on foreign ownership of companies that engage in internet content and other restricted businesses. Specifically, foreign investors are not allowed to own more than 50% of the equity interests in any entity conducting internet content and other restricted businesses. To comply with these PRC laws and regulations, the Company conducts substantially its businesses through the VIE. To provide the Company’s control over the VIE and the rights to the expected residual returns of the VIE, Lianji Future, a wholly foreign-invested enterprise in China, or WFOE entered into a series of contractual arrangements as described below with VIE and its shareholders.

Prior to the acquisition of Unicorn, Unicorn formed contractual arrangements through its wholly owned subsidiary Lianji Future with the VIE. As a result of the Company's acquisition of Unicorn, the Company through the Company's wholly owned subsidiary, Lianji Future , has (1) power to direct the activities of the VIE that most significantly affect the entity’s economic performance and (2) the right to receive economic benefits of the VIE that could be significant to the VIE. Accordingly, the Company is considered the primary beneficiary of the VIE and has consolidated the VIE’s financial results of operations, assets, and liabilities in the Company’s consolidated financial statements. The Company also believes that this ability to exercise control ensures that the VIE will continue to execute and renew the exclusive business operation agreements and pay service fees to the Company. The ability to charge service fees in amounts determined at the Company’s sole discretion, and by ensuring that the exclusive services agreements are executed and renewed indefinitely, the Company has the right to receive substantially all of the economic benefits from the VIE.

Additionally, the previous VIE agreements entered into between Shanghai Zhongming Supply Chain Management Co., Ltd. and Shanghai Zhongmin Supply Chain Management Co., Ltd. are no longer in force as result of the disposal of Food Supply Chain Entities.

The following is a summary of the various VIE agreements:

•	Agreements that Transfers Economic Benefits and Risks to the Company

Exclusive Business Operation Agreement

Pursuant to the exclusive business operation agreement, VIE agrees to engage WFOE as its provider for market promotion and operation and maintenance services. VIE shall pay to WFOE service fees which may reach the full balance of VIE’s total income after deduction of its costs and expenses. This Agreement shall be canceled only if 1) The Parties unanimously agree to terminate this Agreement; 2) The Cooperation Period has expired, and the Parties are not intended to extend the Cooperation Period; or; 3) Any force majeure events render the performance of this Agreement to become impossible.

•	Agreements that Provide the Company with Effective Control over VIE(continued)

Equity Interest Pledge Agreement

The VIE’s shareholders have entered into an equity pledge agreement with the WFOE, under which the shareholders pledged all of the equity interests in VIE to WFOE as a guarantee for the VIE’s shareholders and VIE to perform all their obligations under the Master Agreement. The pledge refers to WFOE’s priority right to be repaid with the proceeds from the sale, auction or disposal of the pledged equity interests. The guarantee under this Agreement shall remain in force in respect of any obligations of the VIE’s shareholders and VIE under the amended Master Agreement. No invalidity, revocation or cancellation of the Master Agreement shall affect the validity of this Agreement. If any Master Agreement becomes invalid or is revoked or canceled for any reason, WFOE shall have the right to immediately realize its pledge

Exclusive Option Agreement

The VIE’s shareholders have entered into an exclusive option agreement with WFOE, pursuant to which WFOE has an exclusive option to purchase or designate one or more persons to purchase, to the extent permitted by applicable PRC laws, rules and regulations, all or part of VIE’s equity interests held by its shareholders or a proprietary right to all or part of the assets owned by VIE. Unless the applicable laws and regulations of the PRC require an assessment of the purchased equity interests or assets or impose other restrictive provisions on the price of the equity interests or assets, the purchase price of the Purchased Equity Interests (“Equity Interest Purchase Price”) or the purchase price of the purchased assets (“Asset Purchase Price”) shall be subject to the nominal or symbolic price; if the laws and regulations of the PRC applicable to the exercise of the Exclusive Option by WFOE do not permit the transfer at the nominal or symbolic price, the Equity Interest Purchase Price shall be equal to the original investment price (“Original Investment Price”) paid by VIE’s shareholders for the Purchased Equity Interests, and the Asset Purchase Price shall be equal to the book value of the assets. If the laws and regulations of the PRC applicable to the exercise of the Exclusive Option by WFOE require an assessment of the purchased equity interests or assets or impose other restrictive provisions on the price of the equity interests or assets, WFOE and VIE’s shareholders agree that the purchase price shall be the minimum price permitted by the applicable law. If the minimum price permitted by the applicable law is higher than the Original Investment Price of the Purchased Equity Interests and the book value of the purchased assets, VIE’s shareholders shall reimburse WFOE the full excess amount after deduction of all taxes paid by VIE’s shareholders in accordance with the applicable laws and regulations of the PRC. The term of this Agreement is ten years unless terminated in advance in accordance with the provisions of this Agreement or the relevant agreement otherwise concluded by all parties. The term of this Agreement may be extended after the written confirmation by WFOE prior to the expiration of the term of this Agreement, and the extended term hereof shall be determined by WFOE.

Power of Attorney Agreement

The VIE’s shareholders have signed an irrevocable power of attorney agreement to appoint WFOE, or its designee, as the attorney-in-fact to act on VIE’s shareholders’ behalf on all rights that the shareholders have in respect of such shareholders’ equity interest in VIE conferred by relevant laws and regulations and the articles of association of VIE. The rights include but not limited to the rights to propose the convening of shareholders’ meetings, to receive any notices on the holding and rules of procedure of shareholders’ meetings, to attend and exercise voting rights at shareholders’ meetings of VIE (including but not limited to nominating, electing or appointing directors, general managers, chief financial officers and other senior managers of VIE and deciding on dividends and other matters) and to decide to sell or transfer all or part of shareholders’ equity interests in VIE. The period of validity of this Power of Attorney is the same as the term of the Exclusive Business Operation Agreement. If the above the Exclusive Business Operation Agreement is terminated in advance or extended in accordance with the Agreement, this Power of Attorney and the Exclusive Business Operation Agreement shall be simultaneously terminated or extended, and this Power of Attorney shall be extended for the same period as the Exclusive Business Operation Agreement. This Power of Attorney shall not be modified or terminated during the period of validity hereof without the written consent of WFOE.

Risks in relation to the VIE structure

Assessing the legal validity and compliance of these above noted arrangements are a precursor to the Company’s ability to consolidate the results of operations and financial condition of the VIE. The Company, in consultation with its PRC legal counsel, believes that:(1) the ownership structure of the Group, including its PRC subsidiary and VIE is in compliance with all existing PRC laws and regulations; (2) each of the VIE agreements amongst the WFOE, the VIE and VIE’s shareholder governed by PRC laws, are legal, valid and binding, enforceable against such parties, and will not result in any violations of PRC laws or regulations currently in effects; and (3) the Group’s PRC subsidiary and VIE have the necessary corporate power and authority to conduct its business as described in its business scope under its business licenses, which is in full force and effect, and the Group’s business operations in the PRC are in compliance with existing PRC laws and regulations. The shareholder of the VIE are also shareholders of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and if the shareholders were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms.

The Company’s ability to control the VIE also depends on the power of attorney. The Company, through WFOE, has to vote on all matters requiring shareholder approval in the VIE entities. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the PRC regulatory authorities could:

▪	revoke the Group’s business and operating licenses;
▪	require the Group to discontinue or restrict its operations;
▪	restrict the Group’s right to collect revenues;
▪	restrict or prohibit the Group to finance its business and operations in China;
▪	shut down the Group’s servers or block the Group’s website;
▪	require the Group to restructure its operations;
▪

impose additional conditions or requirements with which the Group might not be able to comply, levy fines, confiscate the Group’s income or the income of its PRC subsidiary or affiliated PRC entities; or

▪	take other regulatory or enforcement actions against the Group that could be harmful to its business.

The imposition of any of these penalties could result in a material adverse effect on the Group’s ability to conduct the Group’s business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIE, or the right to receive their economic benefits, the Group would no longer be able to consolidate the VIE. The Group does not believe that any penalties imposed or actions taken by the PRC government would result in the liquidation or dissolution of the Company, WFOE, the VIE and their respective subsidiaries.

The following financial statement balances and amounts of the VIE were included in the accompanying consolidated financial statements as follows:

December 31,
2019
US$

Cash and cash equivalents	153,725
Prepaid expenses and other current assets, net	7,707
Total current assets	161,432
TOTAL ASSETS	161,432

Accrued expenses and other current liabilities	70,781
Total current liabilities	70,781
TOTAL LIABILITIES	70,781

For the year ended
December 31, 2019
US$
Revenues	—
Net loss	(284,611)

For the year ended
December 31, 2019
US$
Net cash provided by operating activities	82,608
Net cash provided by investing activities	71,409
Net cash provided by financing activities	—

The VIE contributed aggregate of nil of the consolidated revenues for the three years ended December 31, 2017, 2018 and 2019, respectively. As of December 31, 2017, 2018 and 2019, the VIE accounted for an aggregate of nil,  nil and 1.8%, respectively, of the consolidated total assets, and nil,  nil and 8.5%, respectively, of the consolidated total liabilities. The assets not associated with the VIE primarily consist of cash and cash equivalents, accounts receivable, amount due from a related party, intangible assets and goodwill.

There are no consolidated VIE’s assets that are collateral for the VIE’s obligations and can only be used to settle the VIE’s obligations. There are no creditors (or beneficial interest holders) of the VIE that have recourse to the general credit of the Company or any of its consolidated subsidiaries. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIE. Relevant PRC laws and regulations restrict the VIE from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 19 for disclosure of restricted net assets.